Debt Obligation, Net of Unamortized Costs (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Fair value of long-term debt	$ 5,257,784	$ 5,320,366